RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
Schedule of related parties and their relationships with the Group

Related parties	Relationships with the Group
Xian	Investment under the equity method
Fund Management Partnership	Investment under the equity method
TianRe Fund I	Investment under the equity method
GL Asia Mauritius II Cayman Ltd	Shareholder of the Company

Schedule of amounts due from/to related parties

As of December 31, 2013 and 2014, the amounts due from/to related parties consisted of the following (in RMB thousands):

	December 31,
	2013	2014
Amounts due from related parties
Fund Management Partnership	141	236
Xian	—	—
Other	1	1

Total amounts due from related parties	142	237

Amounts due to related parties
Fund Management Partnership	32	11,532
Xian	250	250

Total amounts due to related parties	282	11,782